Organizational structure (Details)	12 Months Ended
	Mar. 31, 2019
Aurigene Discovery Technologies (Malaysia) Sdn. Bhd. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Malaysia
Percentage of Direct/Indirect Ownership Interest	100.00%	[1]
Aurigene Discovery Technologies Inc. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	U.S.A.
Percentage of Direct/Indirect Ownership Interest	100.00%	[1]
Aurigene Discovery Technologies Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest	100.00%
beta Institut gemeinnutzige GmbH [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Germany
Percentage of Direct/Indirect Ownership Interest	100.00%	[2]
betapharm Arzneimittel GmbH [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Germany
Percentage of Direct/Indirect Ownership Interest	100.00%	[2]
Cheminor Investments Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest	100.00%
Cheminor Employees Welfare Trust [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest		[3]
Chirotech Technology Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	United Kingdom
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Dr. Reddy's Research Foundation [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest		[3]
Dr. Reddy's Employees ESOS Trust (from July 27, 2018)
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest		[3]
Dr. Reddy's Farmaceutica Do Brasil Ltda. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Brazil
Percentage of Direct/Indirect Ownership Interest	100.00%
Dr. Reddy's Laboratories (EU) Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	United Kingdom
Percentage of Direct/Indirect Ownership Interest	100.00%	[5]
Dr. Reddy's Laboratories (Proprietary) Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	South Africa
Percentage of Direct/Indirect Ownership Interest	100.00%	[5]
Dr. Reddy's Laboratories (UK) Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	United Kingdom
Percentage of Direct/Indirect Ownership Interest	100.00%	[4]
Dr. Reddy's Laboratories Canada, Inc. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Canada
Percentage of Direct/Indirect Ownership Interest	100.00%	[5]
Dr. Reddy's Laboratories Chile SPA. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Chile
Percentage of Direct/Indirect Ownership Interest	100.00%	[5]
Dr. Reddy's Laboratories Inc. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	U.S.A.
Percentage of Direct/Indirect Ownership Interest	100.00%	[5]
Dr. Reddy's Laboratories International SA [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Switzerland
Percentage of Direct/Indirect Ownership Interest	100.00%	[5]
Dr. Reddy's Laboratories Japan KK [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Japan
Percentage of Direct/Indirect Ownership Interest	100.00%	[5]
Dr Reddys Laboratories Kazakhstan LLP [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Kazakhstan
Percentage of Direct/Indirect Ownership Interest	100.00%	[5]
Dr. Reddy's Laboratories Louisiana LLC [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	U.S.A.
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
Dr. Reddy's Laboratories Malaysia Sdn. Bhd. [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Malaysia
Percentage of Direct/Indirect Ownership Interest	100.00%	[5]
Dr. Reddy's Laboratories New York, Inc. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	U.S.A.
Percentage of Direct/Indirect Ownership Interest	100.00%	[5]
Dr. Reddy's Laboratories Philippines Inc. (from May 9, 2018)
Disclosure of subsidiaries [line items]
Country of Incorporation	Philippines
Percentage of Direct/Indirect Ownership Interest	100.00%	[5]
Dr. Reddy's Laboratories Romania S.R.L. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Romania
Percentage of Direct/Indirect Ownership Interest	100.00%	[5]
Dr. Reddy's Laboratories SA [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Switzerland
Percentage of Direct/Indirect Ownership Interest	100.00%
Dr. Reddy's Laboratories Taiwan Limited [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Taiwan
Percentage of Direct/Indirect Ownership Interest	100.00%	[5]
Dr. Reddy's Laboratories Tennessee, LLC (until October 1, 2018)
Disclosure of subsidiaries [line items]
Country of Incorporation	U.S.A.
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
Dr. Reddy's Laboratories (Thailand) Limited (from June 13, 2018)
Disclosure of subsidiaries [line items]
Country of Incorporation	Thailand
Percentage of Direct/Indirect Ownership Interest	100.00%	[5]
Dr. Reddy's Laboratories, LLC [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Ukraine
Percentage of Direct/Indirect Ownership Interest	100.00%	[5]
Dr. Reddy's New Zealand Limited. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	New Zealand
Percentage of Direct/Indirect Ownership Interest	100.00%	[5]
Dr. Reddy's Singapore PTE Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Singapore
Percentage of Direct/Indirect Ownership Interest	100.00%	[5],[7]
Dr. Reddy's Srl [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Italy
Percentage of Direct/Indirect Ownership Interest	100.00%	[8]
Dr. Reddy's Bio-Sciences Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest	100.00%
Dr. Reddy's Laboratories (Australia) Pty. Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Australia
Percentage of Direct/Indirect Ownership Interest	100.00%	[5]
Dr. Reddy's Laboratories SAS [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Colombia
Percentage of Direct/Indirect Ownership Interest	100.00%	[5]
Dr. Reddy's Research and Development B.V. (formerly Octoplus B.V.) [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands
Percentage of Direct/Indirect Ownership Interest	100.00%	[9]
Dr. Reddy's Venezuela, C.A. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Venezuela
Percentage of Direct/Indirect Ownership Interest	100.00%	[5]
Dr. Reddy's (WUXI) Pharmaceutical Company Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	China
Percentage of Direct/Indirect Ownership Interest	100.00%	[5]
DRANU LLC [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	U.S.A.
Percentage of Direct/Indirect Ownership Interest	50.00%	[10]
DRES Energy Private Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest	26.00%	[11]
DRL Impex Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest	100.00%	[12]
Eurobridge Consulting B.V. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands
Percentage of Direct/Indirect Ownership Interest	100.00%	[13]
Idea2Enterprises (India) Pvt. Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest	100.00%
Imperial Credit Private Limited [Member]
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest	100.00%
Industrias Quimicas Falcon de Mexico, S.A. de CV [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Mexico
Percentage of Direct/Indirect Ownership Interest	100.00%
Kunshan Rotam Reddy Pharmaceutical Co. Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	China
Percentage of Direct/Indirect Ownership Interest	51.33%	[14]
Lacock Holdings Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Cyprus
Percentage of Direct/Indirect Ownership Interest	100.00%	[5]
OOO Dr. Reddy's Laboratories Limited [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Russia
Percentage of Direct/Indirect Ownership Interest	100.00%	[5]
OOO DRS LLC [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Russia
Percentage of Direct/Indirect Ownership Interest	100.00%	[15]
Promius Pharma LLC [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	U.S.A.
Percentage of Direct/Indirect Ownership Interest	100.00%	[6]
Reddy Antilles N.V. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands
Percentage of Direct/Indirect Ownership Interest	100.00%
Reddy Holding GmbH [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Germany
Percentage of Direct/Indirect Ownership Interest	100.00%	[5]
Reddy Netherlands B.V. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Netherlands
Percentage of Direct/Indirect Ownership Interest	100.00%	[5]
Reddy Pharma Iberia SA [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Spain
Percentage of Direct/Indirect Ownership Interest	100.00%	[5]
Reddy Pharma Italia S.R.L. [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	Italy
Percentage of Direct/Indirect Ownership Interest	100.00%	[16]
Reddy Pharma SAS [member]
Disclosure of subsidiaries [line items]
Country of Incorporation	France
Percentage of Direct/Indirect Ownership Interest	100.00%	[5]
Regkinetics Services Limited (formerly Dr. Reddy's Pharma SEZ Limited)
Disclosure of subsidiaries [line items]
Country of Incorporation	India
Percentage of Direct/Indirect Ownership Interest	100.00%

[1]	Indirectly owned through Aurigene Discovery Technologies Limited.
[2]	Indirectly owned through Reddy Holding GmbH.
[3]	The Company does not have any equity interests in this entity, but has significant influence or control over it.
[4]	Indirectly owned through Dr. Reddy’s Laboratories (EU) Limited.
[5]	Indirectly owned through Dr. Reddy’s Laboratories SA.
[6]	Indirectly owned through Dr. Reddy’s Laboratories Inc.
[7]	Entities under liquidation .
[8]	Indirectly owned through Reddy Pharma Italia S.R.L.
[9]	Indirectly owned through Reddy Netherlands B.V.
[10]	DRANU LLC is consolidated in accordance with guidance available in IFRS 10.
[11]	Accounted in accordance with IFRS 11 ‘Joint Arrangements’.
[12]	Indirectly owned through Idea2Enterprises (India) Pvt. Limited.
[13]	Indirectly owned through Dr. Reddy’s Research and Development B.V.
[14]	Kunshan Rotam Reddy Pharmaceutical Co. Limited is a subsidiary as per Indian Companies Act, 2013, as the Company holds a 51.33% stake. However, the Company accounts for this investment by the equity method and does not consolidate it in the Company’s financial statements.
[15]	Indirectly owned through OOO Dr. Reddy's Laboratories Limited (from January, 2019), formerly subsidiary of Eurobridge consulting B.V.
[16]	Indirectly owned through Lacock Holdings Limited.